UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter  Ended:  March 31, 2009
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Check here if Amendment [_]; Amendment  Number:  _______

This Amendment (Check only one):  [ ]  is a restatement.
                                  [ ]  adds new holdings  entries.

Institutional Investment Manager Filing this Report:

Name:     Emigrant Agency, Inc.
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Address:  5 East 42nd Street, New York, New York  10017
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Form 13F File Number:  28-11294
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   John R. Hart
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Title:  Executive Vice President
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Phone:  212-850-4831
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Signature, Place, and Date of Signing:

  /s/ John R. Hart                New York, New York               May 13, 2009
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     [Signature]                    [City, State]                     [Date]

Report  Type  (Check  only  one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number                  Name
        --------------------                  ----

        28-11281                              Emigrant Bancorp, Inc.
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